Loans and Asset Quality (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loan Portfolio
The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2014 and 2013.

Loans	Dec. 31,
(in millions)	2014	2013
Domestic:
Financial institutions	$5,603	$4,511
Commercial	1,390	1,534
Wealth management loans and mortgages	11,095	9,743
Commercial real estate	2,524	2,001
Lease financings	1,282	1,322
Other residential mortgages	1,222	1,385
Overdrafts	1,348	1,314
Other	1,113	768
Margin loans	20,034	15,652
Total domestic	45,611	38,230
Foreign:
Financial institutions	7,716	9,848
Commercial	252	113
Wealth management loans and mortgages	89	75
Commercial real estate	6	9
Lease financings	889	945
Other (primarily overdrafts)	4,569	2,437
Total foreign	13,521	13,427
Total loans (a)	$59,132	$51,657

(a)	Net of unearned income of $866 million at Dec. 31, 2014 and $1,020 million at Dec. 31, 2013 primarily on domestic and foreign lease financings.

Allowance for Credit Losses Activity
Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2014					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Charge-offs	(12)	(2)	—	—	(1)	(2)	—		(3)	(20)
Recoveries	1	—	1	—	—	2	—		—	4
Net (charge-offs) recoveries	(11)	(2)	1	—	(1)	—	—		(3)	(16)
Provision	(12)	11	(19)	(5)	(1)	(13)	—		(9)	(48)
Ending balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Allowance for:
Loan losses	$17	$32	$17	$32	$17	$41	$—		$35	$191
Lending-related commitments	43	18	14	—	5	—	—		9	89
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$8	$—	$—		$—	$8
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$1,390	$2,503	$5,603	$1,282	$11,087	$1,222	$22,495	(a)	$13,521	$59,103
Allowance for loan losses	17	32	17	32	16	41	—		35	190

(a)	Includes $1,348 million of domestic overdrafts, $20,034 million of margin loans and $1,113 million of other loans at Dec. 31, 2014.

Allowance for credit losses activity for the year ended Dec. 31, 2013					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Charge-offs	(4)	(1)	—	—	(1)	(8)	—		(3)	(17)
Recoveries	1	—	4	—	—	4	—		—	9
Net (charge-offs) recoveries	(3)	(1)	4	—	(1)	(4)	—		(3)	(8)
Provision	(18)	12	9	(12)	(5)	(30)	(2)		11	(35)
Ending balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Allowance for:
Loan losses	$21	$21	$10	$37	$19	$54	$—		$48	$210
Lending-related commitments	62	20	39	—	5	—	—		8	134
Individually evaluated for impairment:
Loan balance	$15	$3	$—	$—	$12	$—	$—		$6	$36
Allowance for loan losses	2	1	—	—	3	—	—		1	7
Collectively evaluated for impairment:
Loan balance	$1,519	$1,998	$4,511	$1,322	$9,731	$1,385	$17,734	(a)	$13,421	$51,621
Allowance for loan losses	19	20	10	37	16	54	—		47	203

(a)	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.

Allowance for credit losses activity for the year ended Dec. 31, 2012					Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$91	$34	$63	$66	$29	$156	$—		$58	$497
Charge-offs	(2)	—	(13)	—	(1)	(22)	—		—	(38)
Recoveries	2	—	—	—	—	6	—		—	8
Net (charge-offs)	—	—	(13)	—	(1)	(16)	—		—	(30)
Provision	13	(4)	(14)	(17)	2	(52)	2		(10)	(80)
Ending balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Allowance for:
Loan losses	$30	$20	$12	$49	$26	$88	$2		$39	$266
Lending-related commitments	74	10	24	—	4	—	—		9	121
Individually evaluated for impairment:
Loan balance	$57	$17	$3	$—	$31	$—	$—		$9	$117
Allowance for loan losses	12	1	—	—	7	—	—		4	24
Collectively evaluated for impairment:
Loan balance	$1,249	$1,660	$5,452	$1,329	$8,765	$1,632	$16,264	(a)	$10,161	$46,512
Allowance for loan losses	18	19	12	49	19	88	2		35	242

(a)	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.

Nonperforming Assets
The table below presents the distribution of our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31, 2014	Dec. 31, 2013

Nonperforming loans:
Domestic:
Other residential mortgages	$112	$117
Wealth management loans and mortgages	12	11
Commercial real estate	1	4
Commercial	—	15
Total domestic	125	147
Foreign	—	6
Total nonperforming loans	125	153
Other assets owned	3	3
Total nonperforming assets (a)	$128	$156

(a)
Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $53 million at Dec. 31, 2014 and $16 million at Dec. 31, 2013. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

Lost Interest
Lost interest

Lost interest
(in millions)	2014	2013	2012
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$1	$2	$5
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$7	$9	$15
Foreign	—	—	—

Information about Impaired Loans
The tables below provide information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2014		2013		2012
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$11	$—	$37	$1	$54	$4
Commercial real estate	2	—	5	—	27	—
Financial institutions	—	—	1	—	7	—
Wealth management loans and mortgages	8	—	17	—	28	—
Foreign	3	—	8	—	10	—
Total impaired loans with an allowance	24	—	68	1	126	4
Impaired loans without an allowance:
Commercial	—	—	2	—	—	—
Commercial real estate	1	—	6	—	3	—
Financial institutions	—	—	1	—	2	—
Wealth management loans and mortgages	2	—	3	—	4	—
Total impaired loans without an allowance (a)	3	—	12	—	9	—
Total impaired loans	$27	$—	$80	$1	$135	$4

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2014			Dec. 31, 2013
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial	$—	$—	$—	$15	$20	$2
Commercial real estate	—	—	—	2	4	1
Financial institutions	—	—	—	—	—	—
Wealth management loans and mortgages	6	6	1	9	9	3
Foreign	—	—	—	6	17	1
Total impaired loans with an allowance	6	6	1	32	50	7
Impaired loans without an allowance:
Commercial real estate	1	3	N/A	1	1	N/A
Wealth management loans and mortgages	2	2	N/A	3	3	N/A
Total impaired loans without an allowance (b)	3	5	N/A	4	4	N/A
Total impaired loans (c)	$9	$11	$1	$36	$54	$7

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of less than $1 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2014 and Dec. 31, 2013. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2014 and Dec. 31, 2013.

Information about Past Due Loans
The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2014				Dec. 31, 2013
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Financial institutions	$—	$—	$—	$—	$37	$—	$—	$37
Other residential mortgages	23	3	5	31	32	6	6	44
Commercial real estate	79	—	—	79	22	2	—	24
Wealth management loans and mortgages	45	—	1	46	45	3	1	49
Total domestic	147	3	6	156	136	11	7	154
Foreign	—	—	—	—	—	—	—	—
Total past due loans	$147	$3	$6	$156	$136	$11	$7	$154

Troubled Debt Restructurings
The following table presents TDRs that occurred in 2014 and 2013.

TDRs	2014			2013
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	108	$17	$20	123	$24	$30
Wealth management loans and mortgages	1	—	—	—	—	—
Foreign	1	5	4	—	—	—
Total TDRs	110	$22	$24	123	$24	$30

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category
The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Investment grade	$1,381	$1,323	$1,641	$1,444	$11,576	$12,598
Non-investment grade	261	324	889	566	1,743	1,761
Total	$1,642	$1,647	$2,530	$2,010	$13,319	$14,359

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade
Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2014	Dec. 31, 2013
Wealth management loans:
Investment grade	$5,621	$4,920
Non-investment grade	29	64
Wealth management mortgages	5,534	4,834
Total	$11,184	$9,818